RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Rent expense	$ 23,641	$ 26,792
Utility expense	21,267
Due to shareholders and other related parties	$ 1,022,036	$ 741,577	$ 216,732